Financial Instruments and Risk Management - Schedule of Gain (Loss) on Risk Management Contracts (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Gain (Loss) on Risk Management Contracts [Abstract]
Realized loss on risk management contracts	$ (3,211)	$ (1,101)
Unrealized (loss) gain on risk management contracts	(91,422)	6,349
Gain (loss) on risk management contracts	$ (94,633)	$ 5,248